REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The following table presents the Company's disaggregated revenue by similar types of products and services for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Diversified produce	$5,156,386	$5,062,985	$4,740,812
Tropical fruit	2,697,228	2,580,192	982,652
Health foods and consumer goods	137,000	122,733	136,149
Commercial cargo	184,944	194,308	78,489
Other	69,710	64,185	5,637
Total revenue, net	$8,245,268	$8,024,403	$5,943,739
The following table presents the Company's disaggregated revenue by channel for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Third party revenue:	(U.S. Dollars in thousands)
Retail	$4,819,832	$4,638,740	$3,582,243
Wholesale	2,564,747	2,607,624	1,811,072
Food service	497,687	452,040	356,821
Commercial cargo	184,944	194,308	78,489
Other	50,416	10,599	5,149
Revenue from sales to unconsolidated affiliates	127,642	121,092	109,965
Total revenue, net	$8,245,268	$8,024,403	$5,943,739